FINANCE EXPENSE, NET	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
FINANCE EXPENSE, NET
19. FINANCE EXPENSE, NET
Finance income and expense includes the following components:

	For the Years Ended December 31,
	2018	2017
Interest income	$(559)	$(72)
Interest expense, net of capitalized interest (see Note 7)	13,281	6,039
Interest on financing component of deferred revenue (see Note 11)	4,750	—
Net foreign exchange gain	(91)	(172)
Accretion of rehabilitation provision	691	1,245
Conversion make-whole payment	—	1,445
	$18,072	$8,485

On February 1, 2018, Prestea Underground mine achieved commercial production, therefore no capitalized interest was recorded since.